UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2022

Date of reporting period:  April 30, 2022

Item 1. Reports to Stockholders.

(a)

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Annual Report

www.nuanceinvestments.com	April 30, 2022

NUANCE CONCENTRATED VALUE FUND

April 30, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value. Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 25% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell 3000® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of April 30, 2022:

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(1)
Institutional Class	-1.61%	-2.09%	6.67%	7.72%	10.37%	9.78%
Russell 3000® Value Index(2)	-4.30%	0.79%	9.48%	8.89%	11.06%	10.26%
S&P 500® Index(3)	-9.65%	0.21%	13.85%	13.66%	13.67%	13.05%

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(4)
Investor Class, no load	-1.70%	-2.35%	6.43%	7.44%	10.07%	9.49%
Investor Class with load	-6.61%	-7.22%	4.61%	6.34%	9.51%	8.97%
Russell 3000® Value Index(2)	-4.30%	0.79%	9.48%	8.89%	11.06%	10.26%
S&P 500® Index(3)	-9.65%	0.21%	13.85%	13.66%	13.67%	13.05%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends and paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 27, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 1.10%	Net Expense Ratio – 1.04%
Investor Class Gross Expense Ratio – 1.35%	Net Expense Ratio – 1.29%

(1)	May 31, 2011.
(2)	The Russell 3000® Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for higher expenses applicable to Investor Class shares.

In terms of performance, since its inception on May 31, 2011 thru April 30, 2022, the Institutional Class is up 9.78 percent (annualized) versus its primary index – the Russell 3000® Value Index – up 10.26 percent (annualized) and the S&P 500® Index up 13.05 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form

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NUANCE CONCENTRATED VALUE FUND

since November 13, 2008. While our Nuance Concentrated Value Fund outperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the period from a sector exposure standpoint. The largest overweight positions, relative to the benchmark, remain the Consumer Staples and Health Care sectors. Within the Consumer Staples sector, we continue to see opportunities primarily in the Personal Products, Household Products, and Food Products industries as we believe Covid-19 is impacting select businesses. Additionally, our view is that earnings have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw material price increases. In the Health Care sector, we continue to believe that hospital patient volumes are still running below normal as the industry continues to recover from disruption associated with the Covid-19 pandemic. In our opinion, this has created opportunities within the Health Care Equipment & Supplies industry which makes up a large portion of our overweight position in the sector. While we are underweight the Financials sector relative to the benchmark, it continues to make up a meaningful weight in the portfolio as we continue to find what we believe are attractive risk rewards primarily in the Insurance industry, in our view. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Industrials, Communication Services, and Information Technology sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2022

					Since
	1 Year	3 Years	5 Years	10 Years	Inception(1)
Investor Class (without sales load)	-2.35%	6.43%	7.44%	10.07%	9.49%
Investor Class (with sales load)(2)	-7.22%	4.61%	6.34%	9.51%	8.97%
Institutional Class	-2.09%	6.67%	7.72%	10.37%	9.78%
Russell 3000 Value Index(3)	0.79%	9.48%	8.89%	11.06%	10.26%
S&P 500 Index(4)	0.21%	13.85%	13.66%	13.67%	13.05%

(1)
Period from Fund inception through April 30, 2022. The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Investor Class Gross Expenses: 1.35%	Investor Class Net Expenses: 1.29%
Institutional Class Gross Expenses: 1.10%	Institutional Class Net Expenses: 1.04%

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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 27, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

4

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/21)	Value (4/30/22)	(11/1/21 to 4/30/22)
Investor Class
Actual(2)	$1,000.00	$ 983.00	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.41

Institutional Class
Actual(2)	$1,000.00	$ 983.90	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2022 of -1.70% and -1.61% for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2022

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2022
(% of Net Assets)

Beiersdorf AG – ADR	8.0%
Henkel AG & Co. KGaA – ADR	7.6%
Kimberly-Clark Corp.	7.5%
Baxter International, Inc.	7.1%
Smith & Nephew – ADR	6.7%
Equity Commonwealth	5.8%
Clorox Co.	4.3%
Travelers Companies, Inc.	4.1%
Universal Health Services, Inc. – Class B	4.1%
Dentsply Sirona, Inc.	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2022

	Shares	Value
COMMON STOCKS – 89.0%

Consumer Staples# – 32.6%
Beiersdorf AG – ADR	1,685,331	$33,740,327
Cal-Maine Foods, Inc.	235,045	12,628,968
Clorox Co.	126,482	18,146,372
Henkel AG & Co. KGaA – ADR	2,004,304	32,048,821
Kimberly-Clark Corp.	229,959	31,925,208
Mission Produce, Inc.*	233,711	2,972,804
Sanderson Farms, Inc.	35,980	6,813,533
		138,276,033
Financials – 12.0%
Alleghany Corp.*	12,761	10,674,576
Everest Re Group, Ltd.	37,781	10,378,819
Northern Trust Corp.	118,558	12,217,402
Travelers Companies, Inc.	102,539	17,540,321
		50,811,118
Healthcare+ – 28.0%
Baxter International, Inc.	423,636	30,103,574
Bioventus, Inc. – Class A*	92,257	1,109,852
Dentsply Sirona, Inc.	423,584	16,939,124
ICU Medical, Inc.*	47,033	10,064,592
Smith & Nephew – ADR	879,305	28,489,482
Universal Health Services, Inc. – Class B	141,965	17,394,971
Zimmer Biomet Holdings, Inc.	121,524	14,674,023
		118,775,618
Industrials – 3.8%
3M Co.	73,737	10,634,350
Knorr-Bremse AG	303,787	5,401,333
		16,035,683
Materials – 3.2%
GCP Applied Technologies, Inc.*	424,480	13,315,938

Real Estate – 5.8%
Equity Commonwealth*	941,535	24,658,802

Utilities – 3.6%
SJW Group	209,314	12,349,526
United Utilities Group PLC – ADR	105,976	3,040,451
		15,389,977
Total Common Stocks
(Cost $377,050,009)		377,263,169

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2022

	Shares	Value
SHORT-TERM INVESTMENT – 11.0%
First American Government Obligations Fund, Class X, 0.22%^
(Cost $46,818,598)	46,818,598	$46,818,598
Total Investments – 100.0%
(Cost $423,868,607)		424,081,767
Other Assets and Liabilities, Net – (0.0)%		(16,751)
Total Net Assets – 100.0%		$424,065,016

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2022.
ADR – American Depositary Receipt

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2022

ASSETS:
Investments, at value
(cost $423,868,607)	$424,081,767
Cash	48,175
Receivable for investment securities sold	3,513,103
Receivable for capital shares sold	295,111
Dividends & interest receivable	1,062,347
Prepaid expenses	24,924
Total assets	429,025,427

LIABILITIES:
Payable for investment securities purchased	4,198,173
Payable for capital shares redeemed	259,136
Payable to investment adviser	299,503
Payable for fund services fees	58,690
Payable for trustee fees	4,638
Accrued distribution & shareholder service fees	97,918
Accrued expenses	42,353
Total liabilities	4,960,411

NET ASSETS	$424,065,016

NET ASSETS CONSIST OF:
Paid-in capital	$394,488,613
Total distributable earnings	29,576,403
Net Assets	$424,065,016

	Investor	Institutional
	Class	Class
Net Assets	$17,430,332	$406,634,684
Shares issued and outstanding(1)	1,292,750	30,112,535
Net asset value, redemption price and minimum offering price per share	$13.48	$13.50
Maximum offering price per share ($13.48/0.95)(2)	$14.19	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Year Ended April 30, 2022

INVESTMENT INCOME:
Dividend income	$9,830,011
Less: Foreign taxes withheld	(159,194)
Interest income	32,369
Total investment income	9,703,186

EXPENSES:
Investment adviser fees (See Note 4)	4,112,171
Fund services fees (See Note 4)	265,286
Federal & state registration fees	44,117
Postage & printing fees	41,879
Trustee fees	18,498
Audit fees	18,492
Other	6,531
Legal fees	5,993
Insurance fees	3,890
Distribution & shareholder service fees (See Note 5):
Investor Class	104,386
Institutional Class	491,354
Total expenses before recoupment/waiver	5,112,597
Fee recoupment (See Note 4)	443
Less: waiver from investment adviser (See Note 4)	(64,815)
Net expenses	5,048,225

NET INVESTMENT INCOME	4,654,961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	53,918,103
Net change in unrealized appreciation/depreciation on investments	(68,017,925)

Net realized and unrealized loss on investments	(14,099,822)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,444,861)

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
OPERATIONS:
Net investment income	$4,654,961	$2,088,246
Net realized gain on investments	53,918,103	77,042,453
Net change in unrealized appreciation/depreciation on investments	(68,017,925)	45,904,416
Net increase (decrease) in net assets resulting from operations	(9,444,861)	125,035,115

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	3,475,675	2,895,806
Proceeds from reinvestment of distributions	3,716,908	91,096
Payments for shares redeemed	(13,301,354)	(35,386,506)
Decrease in net assets resulting from Investor Class transactions	(6,108,771)	(32,399,604)
Institutional Class:
Proceeds from shares sold	84,047,520	133,179,326
Proceeds from reinvestment of distributions	53,030,998	2,336,952
Payments for shares redeemed	(141,538,203)	(142,893,368)
Decrease in net assets resulting
from Institutional Class transactions	(4,459,685)	(7,377,090)
Net decrease in net assets resulting
from capital share transactions	(10,568,456)	(39,776,694)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(3,785,668)	(109,388)
Institutional Class	(68,051,501)	(2,957,394)
Total distributions to shareholders	(71,837,169)	(3,066,782)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,850,486)	82,191,639

NET ASSETS:
Beginning of year	515,915,502	433,723,863
End of year	$424,065,016	$515,915,502

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2022	2021	2020	2019		2018
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$16.18	$12.49	$14.17	$14.35		$14.41

INVESTMENT OPERATIONS:
Net investment income	0.14	0.05	0.13	0.10		0.05
Net realized and unrealized
gain (loss) on investments	(0.50)	3.68	(0.70)	1.32		0.87
Total from investment operations	(0.36)	3.73	(0.57)	1.42		0.92

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.04)	(0.12)	(0.10)		(0.03)
Distributions from net realized gains	(2.26)	—	(0.99)	(1.50)		(0.95)
Total distributions	(2.34)	(0.04)	(1.11)	(1.60)		(0.98)

Net asset value, end of year	$13.48	$16.18	$12.49	$14.17		$14.35

TOTAL RETURN(1)	(2.35)%	29.96%	(5.02)%	11.76%		6.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$17.4	$27.7	$52.4	$89.1		$98.9

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.33%	1.33%	1.34%	1.38%		1.36%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.38	%(2)	1.36%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	0.67%	0.16%	0.84%	0.64%		0.31%
After expense waiver/recoupment	0.72%	0.21%	0.90%	0.64%		0.31%

Portfolio turnover rate	68%	87%	130%	93%		151%

(1)	Total return does not reflect sales charges.
(2)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2022	2021	2020	2019		2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$16.21	$12.53	$14.23	$14.39		$14.46

INVESTMENT OPERATIONS:
Net investment income	0.15	0.07	0.16	0.14		0.10
Net realized and unrealized
gain (loss) on investments	(0.47)	3.71	(0.71)	1.34		0.86
Total from investment operations	(0.32)	3.78	(0.55)	1.48		0.96

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.13)	(0.10)	(0.16)	(0.14)		(0.08)
Distributions from net realized gains	(2.26)	—	(0.99)	(1.50)		(0.95)
Total distributions	(2.39)	(0.10)	(1.15)	(1.64)		(1.03)

Net asset value, end of year	$13.50	$16.21	$12.53	$14.23		$14.39

TOTAL RETURN	(2.09)%	30.30%	(4.85)%	12.14%		6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$406.6	$488.2	$381.3	$343.4		$476.8

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.04%	1.04%	1.05%	1.07%		1.06%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.07	%(1)	1.06%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	0.97%	0.45%	1.13%	0.95%		0.62%
After expense waiver/recoupment	0.98%	0.46%	1.15%	0.95%		0.62%

Portfolio turnover rate	68%	87%	130%	93%		151%

(1)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets.

See Notes to the Financial Statements

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on May 31, 2011. The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended April 30, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended April 30, 2019, through 2022.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature,

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2022, there were no reclassifications.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$377,263,169	$—	$—	$377,263,169
Short-Term Investment	46,818,598	—	—	46,818,598
Total Investments in Securities	$424,081,767	$—	$—	$424,081,767

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the year ended April 30, 2022, the Adviser recouped expenses of $443 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2022 – April 2023	$126,629
May 2023 – April 2024	$ 83,078
May 2024 – April 2025	$ 64,815

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2022, are disclosed in the Statement of Operations as fund services fees.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2022, the Investor Class incurred expenses of $65,241 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended April 30, 2022, the Investor and Institutional Class incurred $39,145 and $491,354, respectively, of shareholder servicing fees under the Agreement.

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
Investor Class:
Shares sold	233,522	204,659
Shares issued to holders in reinvestment of distributions	271,987	6,812
Shares redeemed	(923,523)	(2,699,418)
Net decrease in Investor Class shares	(418,014)	(2,487,947)
Institutional Class:
Shares sold	5,715,034	9,566,328
Shares issued to holders in reinvestment of distributions	3,871,397	176,002
Shares redeemed	(9,596,330)	(10,038,268)
Net decrease in Institutional Class shares	(9,899)	(295,938)
Net decrease in shares outstanding	(427,913)	(2,783,885)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$276,064,751	$310,387,745

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$23,884,014	$(30,348,648)	$(6,464,634)	$430,546,401

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$2,449,484	$33,611,039	$(19,486)	$(6,464,634)	$29,576,403

As of April 30, 2022, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund does not plan to defer any qualified later year losses.

18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

The tax character of distributions paid during the year ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$19,400,974	$52,436,195	$71,837,169

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$3,066,782	$ —	$3,066,782

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2022.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2022, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of their customers, owned 38.37% and 40.88% of the Fund, respectively.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

11. RECENT REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

19

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2022

20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2022

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
Leonard M. Rush, CPA	Chairman,	Indefinite	38	Retired, Chief Financial	Independent Trustee,
615 E. Michigan St.	Trustee and	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
Milwaukee, WI 53202	Audit	April 2011		& Co. Incorporated	(60 Portfolios)
Year of Birth: 1946	Committee			(2000-2011).	(2012-Present).
Chairman

David A. Massart	Trustee	Indefinite	38	Partner and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Director, Beacon Pointe	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Advisors, LLC	(60 Portfolios)
Year of Birth: 1967				(since 2022); Co-Founder	(2012-Present).
and Chief Investment
Strategist, Next Generation
Wealth Management, Inc.
(2005-2021).

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
David M. Swanson	Trustee and	Indefinite	38	Founder and Managing	Independent Trustee,
615 E. Michigan St.	Nominating	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	& Governance	April 2011		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	Committee			(2006-Present); Executive	(7 Portfolios) (2006-
	Chairman			Vice President, Calamos	Present); Independent
				Investments (2004-2006).	Trustee, RiverNorth
Funds (3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund Inc.
(1 Portfolio) (2019-
Present); RiverNorth
Specialty Finance
Corporation (1 Portfolio)
(2018-Present);
RiverNorth/DoubleLine
Strategic Opportunity
Fund, Inc. (1 Portfolio)
(2018-Present);
RiverNorth
Opportunities Fund,
Inc. (1 Portfolio)
(2015-Present);
RiverNorth
Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio)
(2018-Present);
RiverNorth Flexible
Municipal Income Fund
(2020-Present).

Robert J. Kern	Trustee	Indefinite	38	Retired (July 2018-	None
615 E. Michigan St.		Term; Since		Present); Executive
Milwaukee, WI 53202		January 2011		Vice President,
Year of Birth: 1958				U.S. Bancorp Fund
Services, LLC
(1994-2018).

22

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	August 2019		LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

John Hadermayer	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2022		LLC (2022-Present). Executive
Year of Birth: 1977				Director, AQR Capital
Management, LLC (2013-2022).

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	May 2016		LLC (2002-Present).
Year of Birth: 1970	President	(Assistant
Treasurer);
Indefinite
Term; Since
November
2018 (Vice
President)

23

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	November		(2007-Present).
Year of Birth: 1977	President	2021

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	and Vice	November		(2016-Present).
Year of Birth: 1993	President	2021

24

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2022, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 60.53% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2022 was 33.75% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 80.17%.

25

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board, including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Investment Advisory Agreement, as the agreement relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays Nuance for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Nuance’s financial statements, assets under management and capitalization. In that regard, the Trustees

26

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

concluded that Nuance had sufficient resources to support the management of the Fund. The Trustees considered the investment philosophy of the Fund’s portfolio managers, one of whom has managed the Fund since its inception date, and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s respective peer funds according to Morningstar classifications, and as compiled by Barrington Partners (the “Morningstar BP Cohort”), and the Fund’s composite of separate accounts that Nuance manages utilizing investment strategies similar to those of the Fund. When reviewing the Fund’s performance against its respective Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees considered that the Fund underperformed its Morningstar BP Cohort median over the one-year, three-year, five-year and ten-year periods ended September 30, 2021. The Trustees also considered that the Fund had outperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended December 31, 2020, but under performed its primary benchmark for the year-to-date period ended September 30, 2021. The Trustees also noted the Fund underperformed its secondary benchmark across all periods. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Comparative Fee and Expense Data. The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement. The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar BP Cohort. The Board noted the Fund’s contractual management fee is above the Morningstar BP Cohort average but within the range of management fees charged by other funds in the Morningstar BP Cohort. The total expenses (after waiver) of for the Concentrated Value Fund’s Institutional Class are above the Morningstar BP Cohort average but also within the range of other funds in the Morningstar BP Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2021. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. In that regard, the Trustees noted that the Fund had waived a portion of its advisory fee during the one-year period ended September 30, 2021. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund. They observed that Nuance charges management fees that range above and below the management fees charged to the Fund, depending on assets under management. The Trustees also took into

27

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee. The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with each strategy. The Trustees agreed to discuss the implementation of breakpoints with Nuance in one year based on the level of assets in the Fund at that time.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from its relationship with the Fund. The Trustees considered that Nuance does not utilize soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund. The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

28

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Annual Report

www.nuanceinvestments.com	April 30, 2022

NUANCE MID CAP VALUE FUND

April 30, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Midcap® Index (defined using a trailing 12-month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of April 30, 2022:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-1.24%	-1.71%	8.14%	9.05%	9.55%
Russell Midcap® Value Index(2)	-4.84%	0.00%	10.19%	8.61%	9.07%
S&P 500® Index(3)	-9.65%	0.21%	13.85%	13.66%	12.27%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	-1.41%	-2.07%	7.82%	8.77%	9.26%
Investor Class with load	-6.34%	-6.98%	6.00%	7.65%	8.59%
Russell Midcap® Value Index(2)	-4.84%	0.00%	10.19%	8.61%	9.07%
S&P 500® Index(3)	-9.65%	0.21%	13.85%	13.66%	12.27%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Share Class	-1.20%	-1.62%	8.27%	9.21%	9.65%
Russell Midcap® Value Index(2)	-4.84%	0.00%	10.19%	8.61%	9.07%
S&P 500® Index(3)	-9.65%	0.21%	13.85%	13.66%	12.27%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on

NUANCE MID CAP VALUE FUND

short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class, and 0.78% of the average daily net assets of the Z Class through at least August 27, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 0.99%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.24%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.84%	Net Expense Ratio – 0.79%

(1)	December 31, 2013.
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
May 8, 2017. Performance shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

In terms of performance, since its inception on December 31, 2013 through April 30, 2022, the Institutional Class is up 9.55 percent (annualized) versus its primary index – the Russell Midcap® Value Index – up 9.07 percent and the S&P 500® Index up 12.27 percent. For more perspective on our long term performance, please refer to your prospectus. The Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund outperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the period from a sector exposure standpoint. The largest overweight positions, relative to the benchmark, remain the Health Care and Consumer Staples sectors. In the Health Care sector, we continue to believe that hospital patient volumes are still running below normal as the industry continues to recover from disruption associated with the Covid-19 pandemic. In our opinion, this has created opportunities within the Health Care Equipment & Supplies industry which makes up a large portion of our overweight position in the sector. Within the Consumer Staples sector, we continue to see opportunities primarily in the Personal Products, Household Products, and Food Products industries as we believe Covid-19 is impacting select businesses. Additionally, our view is that earnings have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw

NUANCE MID CAP VALUE FUND

material price increases. The Financials sector continues to be an overweight position relative to the benchmark as we are finding attractive risk rewards primarily in the Insurance industry, in our view. Our overweight in the Utilities sector is primarily made up of exposure to the Water Utilities industry as we believe these companies are under-earning as the base returns on equity awarded by regulators have been pressured by the historically low interest rate environment. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Industrials, Communication Services, Materials, and Information Technology sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Cash Flow is a revenue or expense stream that changes an account over a given period.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2022

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	-2.07%	7.82%	8.77%	9.26%
Investor Class (with sales load)(2)	-6.98%	6.00%	7.65%	8.59%
Z Class	-1.62%	8.27%	9.21%	9.65%
Institutional Class	-1.71%	8.14%	9.05%	9.55%
Russell Midcap Value Index(3)	0.00%	10.19%	8.61%	9.07%
S&P 500 Index(4)	0.21%	13.85%	13.66%	12.27%

(1)
Period from Fund inception through April 30, 2022. The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017. Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Investor Class Gross Expense Ratio – 1.24%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.84%	Net Expense Ratio – 0.79%
Institutional Class Gross Expense Ratio – 0.99%	Net Expense Ratio – 0.94%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end load or contingent loads, acquired fund fees and expenses, leverage/borrowing, interest expense, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 27, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/21)	Value (4/30/22)	(11/1/21 to 4/30/22)
Investor Class
Actual(2)	$1,000.00	$ 985.90	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91
Z Class
Actual(2)	$1,000.00	$ 988.00	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91
Institutional Class
Actual(2)	$1,000.00	$ 987.60	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.88% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30,2022 of -1.41%, -1.20% and -1.24% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2022

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2022
(% of Net Assets)

Baxter International, Inc.	5.9%
Equity Commonwealth	5.1%
Kimberly-Clark Corp.	4.8%
Smith & Nephew – ADR	4.5%
Beiersdorf AG – ADR	4.3%
Travelers Companies, Inc.	4.3%
Alleghany Corp.	3.8%
Dentsply Sirona, Inc.	3.4%
Healthcare Realty Trust, Inc.	3.3%
Zimmer Biomet Holdings, Inc.	3.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments
April 30, 2022

	Shares	Value
COMMON STOCKS – 85.3%

Consumer Staples – 17.1%
Beiersdorf AG – ADR	7,591,692	$151,985,674
Calavo Growers, Inc.	672,695	24,378,467
Cal-Maine Foods, Inc.	1,459,173	78,401,365
Clorox Co.	557,526	79,988,255
Henkel AG & Co. KGaA – ADR	3,924,565	62,753,794
Kimberly-Clark Corp.	1,206,673	167,522,413
Mission Produce, Inc.*	1,229,792	15,642,954
Sanderson Farms, Inc.	92,577	17,531,307
		598,204,229
Financials – 17.3%
Alleghany Corp.*	158,816	132,849,584
Everest Re Group, Ltd.	345,114	94,806,267
Hartford Financial Services Group Inc.	240,911	16,846,906
Independent Bank Corp.	110,748	8,545,316
Northern Trust Corp.	958,521	98,775,589
Reinsurance Group of America, Inc.	324,088	34,781,124
TowneBank	587,996	16,211,050
Travelers Companies, Inc.	881,183	150,735,164
UMB Financial Corp.	297,657	26,842,708
Valley National Bancorp	2,277,599	27,285,636
		607,679,344
Healthcare – 21.5%
Baxter International, Inc.	2,933,112	208,426,939
Bioventus, Inc. – Class A*	572,311	6,884,901
Cerner Corp.	98,420	9,216,049
Dentsply Sirona, Inc.	2,955,455	118,188,646
ICU Medical, Inc.*	238,770	51,094,392
NuVasive, Inc.*	28,039	1,442,326
Smith & Nephew – ADR	4,847,470	157,058,028
Universal Health Services, Inc. – Class B	731,663	89,650,667
Zimmer Biomet Holdings, Inc.	933,643	112,737,392
		754,699,340
Industrials – 7.2%
3M Co.	435,694	62,835,789
Aerojet Rocketdyne Holdings, Inc.*	1,291,169	51,620,937
Graco Inc.	128,869	7,992,455
Knorr-Bremse AG	598,076	10,633,791
Lindsay Corp.	60,632	8,194,415

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2022

	Shares	Value
Industrials – 7.2% – Continued
Mueller Water Products, Inc. – Class A	5,445,638	$65,511,025
US Ecology, Inc.*	828,732	39,770,849
Werner Enterprises, Inc.	209,034	8,284,017
		254,843,278
Information Technology – 1.3%
Amphenol Corp. – Class A	616,569	44,084,683

Materials – 3.9%
AptarGroup, Inc.	230,380	26,454,536
GCP Applied Technologies, Inc.*	3,454,436	108,365,657
		134,820,193
Real Estate – 9.8%
Cousins Properties, Inc.	1,353,530	48,591,727
Equity Commonwealth*(a)	6,844,320	179,252,741
Healthcare Realty Trust, Inc.	4,319,247	116,965,209
		344,809,677
Utilities – 7.2%
Avista Corp.	1,685,051	68,362,519
California Water Service Group	445,707	23,118,822
Pennon Group PLC	279,372	7,939,752
Portland General Electric Co.	361,002	17,086,225
SJW Group (a)	1,581,310	93,297,290
United Utilities Group PLC – ADR	1,473,609	42,277,842
		252,082,450
TOTAL COMMON STOCKS
(Cost $2,985,032,159)		2,991,223,194

PREFERRED STOCKS – 5.2%

Consumer Staples – 2.0%
Henkel AG & Co KGaA – ADR	4,318,511	69,873,508

Financials – 3.2%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	863,590	21,978,365
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	1,173,335	26,435,238
US Bancorp, Series B, 3.500% (Call 07/15/2022 @ $25.00)	3,223,609	66,245,165
		114,658,768
TOTAL PREFERRED STOCKS
(Cost $197,701,328)		184,532,276

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2022

	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 2.1%

Healthcare – 0.3%
Becton Dickinson and Co., Series B, 6.000%, 6/1/2023	170,902	$8,734,801

Utilities – 1.8%
Essential Utilities, Inc., 6.000%, 4/30/2022	1,204,850	64,230,554
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $75,289,001)		72,965,355

SHORT-TERM INVESTMENT – 7.5%
First American Government Obligations Fund, Class X, 0.22%^
(Cost $262,870,599)	262,870,599	262,870,599
Total Investments – 100.1%
(Cost $3,520,893,087)		3,511,591,424
Other Assets and Liabilities, Net – (0.1%)		(4,399,995)
Total Net Assets – 100.0%		$3,507,191,429

*	Non-income producing security
(a)	Represents an affiliated company as defined by the Investment Company Act of 1940. See Note 10 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of April 30, 2022.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities
April 30, 2022

ASSETS:
Investments, at value
Unaffiliated Investments (cost $3,214,205,015)	$3,239,041,393
Affiliated Investments (cost $306,688,072)	272,550,031
Cash	1,217,164
Receivable for investment securities sold	63,269,935
Receivable for capital shares sold	7,520,418
Dividends & interest receivable	5,297,540
Prepaid expenses	73,563
Total assets	3,588,970,044

LIABILITIES:
Payable for investment securities purchased	75,460,372
Payable for capital shares redeemed	3,140,749
Payable to investment adviser	2,239,904
Payable for fund services fees	482,722
Payable for trustee fees	4,575
Accrued distribution & shareholder service fees	363,051
Accrued expenses	87,242
Total liabilities	81,778,615

NET ASSETS	$3,507,191,429

NET ASSETS CONSIST OF:
Paid-in capital	$3,281,497,128
Total distributable earnings	225,694,301
Net Assets	$3,507,191,429

	Investor		Institutional
	Class	Z Class	Class
Net assets	$78,096,236	$395,312,706	$3,033,782,487
Shares issued and outstanding(1)	5,826,540	29,392,758	226,603,828
Net asset value, redemption price
and minimum offering price per share	$13.40	$13.45	$13.39
Maximum offering price per share ($13.40/0.95)(2)	$14.11	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations
For the Year Ended April 30, 2022

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$71,446,397
Dividend income from affiliated common stock	2,357,174
Less: Foreign taxes withheld	(637,853)
Interest income	135,026
Total investment income	73,300,744

EXPENSES:
Investment adviser fees (See Note 4)	27,987,233
Fund services fees (See Note 4)	2,052,164
Postage & printing fees	208,810
Federal & state registration fees	204,494
Other	19,082
Audit fees	18,993
Trustee fees	18,453
Insurance fees	17,501
Legal fees	9,020
Distribution & shareholder service fees (See Note 5):
Investor Class	378,820
Institutional Class	2,105,724
Total expenses before waiver/recoupment	33,020,294
Fee recoupment (See Note 4)	5,433
Less: waiver from investment adviser (See Note 4)	(206,998)
Net expenses	32,818,729

NET INVESTMENT INCOME	40,482,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on unaffiliated investments	396,234,942
Net realized gain on affiliated investments	10,414,425
Net change in unrealized appreciation/depreciation on unaffiliated investments	(513,519,851)
Net change in unrealized appreciation/depreciation on affiliated investments	4,493,183

Net realized and unrealized loss on investments	(102,377,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,895,286)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
OPERATIONS:
Net investment income	$40,482,015	$23,013,574
Net realized gain on investments	396,234,942	297,676,892
Net realized gain on affiliated investments	10,414,425	20,117,180
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(513,519,851)	468,735,667
Net change in unrealized appreciation/depreciation
on affiliated investments	4,493,183	(22,134,031)
Net increase (decrease) in net assets resulting from operations	(61,895,286)	787,409,282

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	29,333,767	48,716,201
Proceeds from reinvestment of distributions	9,364,642	520,042
Payments for shares redeemed	(66,873,116)	(52,702,064)
Decrease in net assets resulting from Investor Class transactions	(28,174,707)	(3,465,821)
Z Class:
Proceeds from shares sold	214,074,245	264,133,186
Proceeds from reinvestment of distributions	29,975,841	1,273,637
Payments for redemption-in-kind	—	(45,406,057)
Payments for shares redeemed	(200,319,804)	(146,093,119)
Increase in net assets resulting from Z Class transactions	43,730,282	73,907,647
Institutional Class:
Proceeds from shares sold	900,071,008	1,732,753,168
Proceeds from reinvestment of distributions	321,263,104	17,113,222
Payments for shares redeemed	(1,060,202,529)	(597,764,466)
Increase in net assets resulting from Institutional Class transactions	161,131,583	1,152,101,924
Net increase in net assets resulting from capital share transactions	176,687,158	1,222,543,750

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(9,386,493)	(522,118)
Z Class	(52,906,447)	(2,765,090)
Institutional Class	(356,313,138)	(18,944,603)
Total distributions to shareholders	(418,606,078)	(22,231,811)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(303,814,206)	1,987,721,221

NET ASSETS:
Beginning of year	3,811,005,635	1,823,284,414
End of year	$3,507,191,429	$3,811,005,635

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2022	2021	2020	2019	2018
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$15.36	$11.81	$12.80	$12.33	$12.09

INVESTMENT OPERATIONS:
Net investment income	0.13	0.07	0.12	0.11	0.08
Net realized and unrealized
gain (loss) on investments	(0.42)	3.55	(0.30)	1.15	1.03
Total from investment operations	(0.30)	3.62	(0.18)	1.26	1.11

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.08)	(0.07)	(0.14)	(0.10)	(0.05)
Distributions from net realized gains	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(1.67)	(0.07)	(0.81)	(0.79)	(0.87)

Net asset value, end of year	$13.40	$15.36	$11.81	$12.80	$12.33

TOTAL RETURN(1)	(2.07)%	30.77%	(2.12)%	11.33%	9.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$78.1	$117.1	$94.3	$36.3	$26.9

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.22%	1.23%	1.24%	1.27%	1.31%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	0.74%	0.48%	0.96%	0.86%	0.50%
After expense waiver/recoupment	0.78%	0.53%	1.02%	0.95%	0.63%

Portfolio turnover rate	61%	76%	124%	99%	152%

(1)	Total return does not reflect sales charges.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Inception through
	April 30,	April 30,	April 30,	April 30,	April 30,
	2022	2021	2020	2019	2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$15.42	$11.84	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.17	0.12	0.18	0.16	0.11
Net realized and unrealized
gain (loss) on investments	(0.40)	3.57	(0.32)	1.14	1.03
Total from investment operations	(0.23)	3.69	(0.14)	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.11)	(0.18)	(0.15)	(0.09)
Distributions from net realized gains	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(1.74)	(0.11)	(0.85)	(0.84)	(0.91)

Net asset value, end of period	$13.45	$15.42	$11.84	$12.83	$12.37

TOTAL RETURN(2)	(1.62)%	31.34%	(1.78)%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$395.3	$409.5	$254.2	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	0.82%	0.83%	0.84%	0.88%	0.91%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.15%	0.88%	1.36%	1.25%	0.94%
After expense waiver/recoupment	1.19%	0.93%	1.42%	1.35%	1.07%

Portfolio turnover rate(2)	61%	76%	124%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2022	2021	2020	2019	2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$15.36	$11.81	$12.80	$12.35	$12.12

INVESTMENT OPERATIONS:
Net investment income	0.16	0.10	0.17	0.14	0.11
Net realized and unrealized
gain (loss) on investments	(0.40)	3.55	(0.31)	1.14	1.03
Total from investment operations	(0.24)	3.65	(0.14)	1.28	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.14)	(0.10)	(0.18)	(0.14)	(0.09)
Distributions from net realized gains	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(1.73)	(0.10)	(0.85)	(0.83)	(0.91)

Net asset value, end of year	$13.39	$15.36	$11.81	$12.80	$12.35

TOTAL RETURN	(1.71)%	31.09%	(1.85)%	11.57%	9.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$3,033.8	$3,284.4	$1,474.8	$952.0	$463.7

Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.88%	0.91%	0.92%	0.95%	0.99%
After expense waiver/recoupment	0.88%	0.92%	0.93%	0.93%	0.93%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	1.08%	0.80%	1.29%	1.18%	0.82%
After expense waiver/recoupment	1.08%	0.79%	1.28%	1.20%	0.88%

Portfolio turnover rate	61%	76%	124%	99%	152%

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements
April 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on May 31, 2011. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended April 30, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended April 30, 2019, through 2022.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2022, the Fund decreased paid-in capital by $1,364 and increased distributable earnings by $1,364.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,991,223,194	$—	$—	$2,991,223,194
Preferred Stocks	184,532,276	—	—	184,532,276
Convertible Preferred Stocks	72,965,355	—	—	72,965,355
Short-Term Investment	262,870,599	—	—	262,870,599
Total Investments in Securities	$3,511,591,424	$—	$—	$3,511,591,424

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the year ended April 30, 2022, the Adviser recouped expenses of $5,433 relating to fees waived in the current year. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2022 – April 2023	$155,706
May 2023 – April 2024	$208,199
May 2024 – April 2025	$201,565

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2022, are disclosed in the Statement of Operations as fund services fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2022, the Investor Class incurred expenses of $236,763 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended April 30, 2022, the Investor and Institutional Class incurred $142,057 and $2,105,724, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
Investor Class:
Shares sold	1,980,988	3,635,329
Shares issued to holders in reinvestment of distributions	686,628	40,197
Shares redeemed	(4,464,644)	(4,038,529)
Net decrease in Investor Class shares	(1,797,028)	(363,003)
Z Class:
Shares sold	14,764,339	19,738,682
Shares issued to holders in reinvestment of distributions	2,189,122	98,253
Shares redeemed-in-kind	—	(3,164,185)
Shares redeemed	(14,117,138)	(11,580,213)
Net increase in Z Class shares	2,836,323	5,092,537
Institutional Class:
Shares sold	61,607,892	131,687,305
Shares issued to holders in reinvestment of distributions	23,542,559	1,323,270
Shares redeemed	(72,342,897)	(44,102,193)
Net increase in Institutional Class shares	12,807,554	88,908,382
Net increase in shares outstanding	13,846,849	93,637,916

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$2,072,971,255	$2,155,737,558

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$202,393,124	$(237,405,990)	$(35,012,866)	$3,546,604,290

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, components of distributed earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$7,586,984	$253,411,660	$(291,477)	$(35,012,866)	$225,694,301

As of April 30, 2022, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the six months ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$161,479,635	$257,126,443	$418,606,078

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$22,231,811	$ —	$22,231,811

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings of the Fund related to net capital gain to zero for the tax year ended April 30, 2022.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2022

10.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the year ended April 30, 2022 with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Cal-Maine Foods, Inc.(1)	$102,198,131	$—	$(66,995,352)	$78,401,365
Equity Commonwealth	208,540,771	9,636,415	(20,230,728)	179,252,741
SJW Group	103,525,475	7,173,555	(7,804,479)	93,297,290

					Change in
	Ending Shares				Unrealized
	as of	Dividend	Return of	Realized	Appreciation/
	April 30, 2022	Income	Capital	Gain (Loss)	Depreciation
Cal-Maine Foods, Inc.(1)	1,459,173	$182,397	$—	$13,185,692	$30,012,894
Equity Commonwealth	6,844,320	—	—	(2,577,127)	(16,116,590)
SJW Group	1,581,310	2,174,777	—	(194,140)	(9,403,121)
		$2,357,174	$—	$10,414,425	$4,493,183

(1)	Security is unaffiliated as of April 30, 2022.

11.  RECENT REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

NUANCE MID CAP VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2022

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
April 30, 2022

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
Leonard M. Rush, CPA	Chairman,	Indefinite	38	Retired, Chief Financial	Independent Trustee,
615 E. Michigan St.	Trustee and	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
Milwaukee, WI 53202	Audit	April 2011		& Co. Incorporated	(60 Portfolios)
Year of Birth: 1946	Committee			(2000-2011).	(2012-Present).
Chairman

David A. Massart	Trustee	Indefinite	38	Partner and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Director, Beacon Pointe	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Advisors, LLC	(60 Portfolios)
Year of Birth: 1967				(since 2022); Co-Founder	(2012-Present).
and Chief Investment
Strategist, Next Generation
Wealth Management, Inc.
(2005-2021).

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
David M. Swanson	Trustee	Indefinite	38	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	Investment Trust
Year of Birth: 1957	& Governance			LLC (2006-Present),	(7 Portfolios) (2006-
	Committee			Executive Vice President,	Present); Independent
	Chairman			Calamos Investments	Trustee, RiverNorth
				(2004-2006).	Funds (3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund Inc.
(1 Portfolio) (2019-
Present); RiverNorth
Specialty Finance
Corporation
(1 Portfolio) (2018-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund,
Inc. (1 Portfolio) (2018-
Present); RiverNorth
Opportunities Fund,
Inc. (1 Portfolio) (2015-
Present); RiverNorth
Opportunistic Municipal
Income Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Flexible Municipal
Income Fund
(2020-Present).

Robert J. Kern	Trustee	Indefinite	38	Retired (July 2018-Present);	None
615 E. Michigan St.		Term; Since		Executive Vice President,
Milwaukee, WI 53202		January		U.S. Bancorp Fund Services,
Year of Birth: 1958		2011		LLC (1994-2018).

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Term, Since		Fund Services, LLC
Milwaukee, WI 53202	Executive	November		(2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Compliance	April 2013		Services, LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Financial	August 2019		Services, LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

John Hadermayer	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.		Term; Since		Fund Services, LLC
Milwaukee, WI 53202		May 2022		(2022-Present). Executive
Year of Birth: 1977				Director, AQR Capital
Management, LLC (2013-2022).

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Vice President	May 2016		LLC (2002-Present).
Year of Birth: 1970		(Assistant
Treasurer);
Indefinite
Term; Since
November
2018 (Vice
President)

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2007-Present).
Milwaukee, WI 53202	Vice President	November
Year of Birth: 1977		2021

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2016-Present).
Milwaukee, WI 53202	Vice President	November
Year of Birth: 1993		2021

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2022, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 60.49% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2022 was 45.92% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 78.51%.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board, including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Investment Advisory Agreement, as the agreement relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays Nuance for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Nuance’s financial statements, assets under management and capitalization. In that regard, the Trustees

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

concluded that Nuance had sufficient resources to support the management of the Fund. The Trustees considered the investment philosophy of the Fund’s portfolio managers, one of whom has managed the Fund since its inception date, and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s peer funds according to Morningstar classifications and as compiled by Barrington Partners (the “Morningstar BP Cohort”), and the Fund’s composite of separate accounts that Nuance manages utilizing investment strategies similar to those of the Fund. When reviewing the Fund’s performance against its Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Morningstar BP Cohort. The Trustees considered that the Fund outperformed its Morningstar BP Cohort average over the three-year and five-year periods ended September 30, 2021, but that it underperformed the Morningstar BP Cohort average for the one-year period ended September 30, 2021. The Trustees also considered that the Fund had outperformed its primary benchmark over the three-year, five-year and since inception periods ended December 31, 2020, but underperformed the primary benchmark for the year-to-date period ended September 30, 2021 and the one-year period ended December 31, 2020. The Trustees further noted the Fund underperformed its secondary benchmark across each of those periods. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Comparative Fee and Expense Data. The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement. The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar BP Cohort. The Fund’s contractual management fee is above the Morningstar BP Cohort average but within the range of management fees charged by other funds in the Morningstar BP Cohort. The total expenses (after waivers) for the Fund is below the Morningstar BP Cohort average for the Z Class, slightly above the Morningstar BP Cohort average for the Institutional Class and above the Morningstar BP Cohort average for the Investor Class.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2021. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. In that regard, the Trustees noted that the Fund had waived a portion of its advisory fee during the one-year period ended September 30, 2021. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund. They observed that Nuance charges management fees that range above and below the

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

management fees charged to the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee. The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with each strategy. The Trustees agreed to discuss the implementation of breakpoints with Nuance in one year based on the level of assets in the Fund at that time.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from its relationship with the Fund. The Trustees considered that Nuance does not utilize soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund. The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Annual Report

www.nuanceinvestments.com	April 30, 2022

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

April 30, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions. The primary benchmark for the Fund is the S&P 500® Index.

Average Annual Rates of Return as of April 30, 2022:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	2.64%	-4.77%	0.05%	1.38%	3.47%
S&P 500® Index(2)	-9.65%	0.21%	13.85%	13.66%	13.87%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	2.48%	-5.04%	-0.18%	1.12%	3.17%
S&P 500® Index(2)	-9.65%	0.21%	13.85%	13.66%	13.87%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 27, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 3.45%	Net Expense Ratio – 3.43%
Investor Class Gross Expense Ratio – 3.70%	Net Expense Ratio – 3.68%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through April 30, 2022, the Institutional Class is up 3.47 percent (annualized) versus its primary index – the S&P 500® Index – up 13.87 percent (annualized). Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1-year period and outperformed over the 6-month period, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottom-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believed the opportunity set was plentiful for both sides of the Fund’s investment portfolio at the end of the April. As of April 30, 2022, the median company in the Nuance proprietary long universe, which consists of companies we view as sub-industry leaders, was trading at around a 30 percent premium to what we would consider fair value. Said another way, our long universe appeared to be overvalued by about 30 percent on average based on our internal estimates. From a downside perspective, according to our company-by-company valuation work, the same universe had around 65 percent downside potential. This implies that if our list of leading companies were all to trade down to their historic trough valuation multiples, the average stock in our long universe could decline by roughly 65 percent. However, even with that level of overvaluation as a backdrop, over the last few quarters there have been a variety of, what we believe to be, one-off, transitory issues that have occurred for a number of companies in our Nuance proprietary long universe. This has created some interesting investment opportunities and has resulted in what we believe is a constructive long investment backdrop for a concentrated long portfolio.

On the long side of the portfolio, the Investment Team believed the variety of transitory issues over the last few quarters have provided us with an attractive set of long equity investment ideas with suitable risk rewards as of April 30, 2022. Sub-industries that we believed appeared attractive included Health Care Equipment, Household Products, Personal Products, and Packaged Foods & Meats. On the short side of the portfolio, the Investment Team believed that overvaluation remained widespread and that short investment opportunities were abundant and could be found in most sub-industries of the economy including Railroads, Automotive Retail, Specialized REITs, and Industrial Machinery.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2022

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class	-5.04%	-0.18%	1.12%	3.17%
Institutional Class	-4.77%	0.05%	1.38%	3.47%
S&P 500 Index(2)	0.21%	13.85%	13.66%	13.87%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Institutional Class Gross Expense Ratio – 3.45%	Net Expense Ratio – 3.43%
Investor Class Gross Expense Ratio – 3.70%	Net Expense Ratio – 3.68%

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 27, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 – April 30, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/21)	Value (4/30/22)	(11/1/21 to 4/30/22)
Investor Class
Actual(2)(3)	$1,000.00	$1,024.80	$18.22
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,006.79	$18.06
Institutional Class
Actual(2)(3)	$1,000.00	$1,026.40	$17.03
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,007.98	$16.88

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 3.63% and 3.39% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of 2.48% and 2.64% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.78 and $6.53 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.75 and $6.51 for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
April 30, 2022

Top Ten Long Positions(1)(2) (Unaudited)
as of April 30, 2022 (% of Net Assets)

Beiersdorf AG – ADR	7.9%
Kimberly-Clark Corp.	7.4%
Henkel AG & Co. KGaA – ADR	7.3%
Baxter International, Inc.	6.9%
Smith & Nephew – ADR	6.6%
Equity Commonwealth	5.7%
Clorox Co.	4.2%
Travelers Companies, Inc.	4.2%
Universal Health Services, Inc. – Class B	4.0%
Dentsply Sirona, Inc	3.9%

Top Five Short Positions(2) (Unaudited)
as of April 30, 2022 (% of Net Assets)

Prologis, Inc.	-4.0%
Public Storage	-3.9%
Waste Management, Inc.	-3.8%
Republic Services, Inc.	-3.7%
Deere & Co.	-3.7%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments
April 30, 2022

	Shares	Value
COMMON STOCKS – 86.9%

Consumer Staples# – 31.9%
Beiersdorf AG – ADR (a)	514,605	$10,302,392
Cal-Maine Foods, Inc. (a)	71,361	3,834,227
Clorox Co. (a)	38,106	5,467,068
Henkel AG & Co. KGaA – ADR (a)	593,874	9,496,045
Kimberly-Clark Corp. (a)	69,252	9,614,255
Mission Produce, Inc. (a)*	68,562	872,109
Sanderson Farms, Inc. (a)	10,409	1,971,152
		41,557,248
Financials – 11.9%
Alleghany Corp. (a)*	3,811	3,187,901
Everest Re Group, Ltd. – ADR (a)	11,417	3,136,364
Northern Trust Corp. (a)	37,157	3,829,029
Travelers Companies, Inc. (a)	31,834	5,445,524
		15,598,818
Healthcare+ – 27.3%
Baxter International, Inc. (a)	126,979	9,023,128
Bioventus, Inc. – Class A (a)*	7,928	95,374
Dentsply Sirona, Inc. (a)	127,103	5,082,849
ICU Medical, Inc. (a)*	14,987	3,207,068
Smith & Nephew – ADR (a)	264,298	8,563,255
Universal Health Services, Inc. – Class B (a)	42,042	5,151,406
Zimmer Biomet Holdings, Inc. (a)	36,965	4,463,524
		35,586,604
Industrials – 3.7%
3M Co. (a)	22,102	3,187,550
Knorr-Bremse AG – ADR (a)	90,709	1,612,806
		4,800,356
Materials – 3.0%
GCP Applied Technologies, Inc. (a)*	123,324	3,868,674

Real Estate – 5.6%
Equity Commonwealth (a)*	281,350	7,368,557

Utilities – 3.5%
SJW Group (a)	62,228	3,671,452
United Utilities Group PLC – ADR (a)	31,680	908,899
		4,580,351
Total Common Stocks
(Cost $113,577,113)		113,360,608

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments – Continued
April 30, 2022

	Shares	Value
SHORT-TERM INVESTMENT – 3.9%
First American Government Obligations Fund, Class X, 0.22% (a)^
(Cost $5,101,490)	5,101,490	$5,101,490
Total Investments – 90.8%
(Cost $118,678,603)		118,462,098
Other Assets and Liabilities, Net – 9.2%		11,952,225
Total Net Assets – 100.0%		$130,414,323

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

(a)	All or a portion of this security is designated as collateral for securities sold short. As of April 30, 2022, the value of the collateral was $118,462,098.
*	Non-income producing security
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of April 30, 2022.
ADR – American Depository Receipt

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short
April 30, 2022

	Shares	Value
COMMON STOCKS – 87.3%

Consumer Discretionary – 13.9%
AutoZone, Inc.*	1,138	$2,225,325
Dollar General Corp.	10,684	2,537,771
D.R. Horton, Inc.	13,443	935,498
Home Depot, Inc.	11,804	3,545,922
Lennar Corp. – Class A	12,701	971,499
Lowe’s Companies, Inc.	8,271	1,635,425
McDonald’s Corp.	3,889	968,983
O’Reilly Automotive, Inc.*	7,220	4,379,291
Yum Brands, Inc.	7,804	913,146
		18,112,860
Consumer Staples – 1.8%
Costco Wholesale Corp.	4,273	2,272,040

Energy – 8.8%
Canadian Natural Resources Ltd.	48,445	2,997,292
Chevron Corp.	17,008	2,664,643
ConocoPhillips	25,824	2,466,709
Marathon Petroleum Corp.	12,001	1,047,207
Valero Energy Corp.	20,540	2,289,799
		11,465,650
Financials – 5.3%
Allstate Corp.	6,722	850,602
American Express Co.	5,560	971,388
Bank of America Corp.	54,954	1,960,759
Fifth Third Bancorp	22,877	858,574
Marsh & McLennan Companies, Inc.	14,375	2,324,437
		6,965,760
Healthcare – 1.5%
HCA Healthcare, Inc.	9,229	1,980,082

Industrials – 33.6%
Carrier Global Corp.	16,602	635,359
Caterpillar, Inc.	4,439	934,587
Cintas Corp.	5,796	2,302,519
CSX Corp.	123,854	4,253,146
Cummins, Inc.	8,476	1,603,574
Deere & Co.	12,762	4,818,293
Eaton Corporation PLC	11,769	1,706,740
Emerson Electric Co.	10,342	932,642

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short – Continued
April 30, 2022

	Shares	Value
Industrials – 33.6% – Continued
Ferguson PLC	13,689	$1,707,155
Illinois Tool Works, Inc.	11,341	2,235,425
Norfolk Southern Corp.	16,734	4,315,364
Parker-Hannifin Corp.	6,339	1,716,728
Republic Services, Inc.	36,110	4,848,490
Trane Technologies	14,725	2,059,880
Union Pacific Corp.	20,335	4,764,287
Waste Management, Inc.	29,907	4,917,907
		43,752,096
Information Technology – 3.3%
Automatic Data Processing, Inc.	9,362	2,042,601
Paychex, Inc.	18,264	2,314,597
		4,357,198
Materials – 5.5%
Avery Dennison Corp.	9,522	1,719,673
Ball Corp.	10,098	819,554
PPG Industries, Inc.	7,674	982,195
Sherwin-Williams Co.	13,407	3,686,389
		7,207,811
Real Estate – 13.6%
AvalonBay Communities, Inc.	3,936	895,361
Equity Residential	25,143	2,049,155
Prologis, Inc.	32,574	5,221,286
Public Storage	13,786	5,121,499
Welltower Inc.	22,614	2,053,577
Weyerhaeuser Co.	57,004	2,349,705
		17,690,583
Total Securities Sold Short
(Proceeds $110,046,400)		$113,804,080

*	Non-income producing security.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities
April 30, 2022

ASSETS:
Investments, at value
(cost $118,678,603)	$118,462,098
Cash(1)	5,817,922
Deposits at broker(1)	121,071,045
Receivable for investment securities sold	2,248,612
Receivable for capital shares sold	449,043
Dividends & interest receivable	272,756
Prepaid expenses	19,598
Total assets	248,341,074

LIABILITIES:
Securities sold short, at value (proceeds $110,046,400)	113,804,080
Dividends payable	64,383
Payable for investment securities purchased	3,704,062
Payable for capital shares redeemed	162,253
Payable to investment adviser	105,848
Payable for fund services fees	18,282
Payable for trustee fees	4,581
Accrued distribution & shareholder service fees	30,469
Accrued expenses	32,793
Total liabilities	117,926,751

NET ASSETS	$130,414,323

NET ASSETS CONSIST OF:
Paid-in capital	$145,677,266
Total accumulated loss	(15,262,943)
Net Assets	$130,414,323

	Investor	Institutional
	Class	Class
Net Assets	$3,866,793	$126,547,530
Shares issued and outstanding(2)	403,654	12,964,743
Net asset value, redemption price and offering price per share	$9.58	$9.76

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations
For the Year Ended April 30, 2022

INVESTMENT INCOME:
Dividend income	$2,716,637
Less: Foreign taxes withheld	(45,915)
Interest income	6,357
Total investment income	2,677,079

EXPENSES:
Dividends on short positions	2,236,956
Investment adviser fees (See Note 4)	1,374,073
Broker interest expense on short positions	556,944
Fund services fees (See Note 4)	75,374
Federal & state registration fees	42,772
Audit fees	19,500
Trustee fees	18,444
Postage & printing fees	17,455
Legal fees	6,005
Other	5,420
Insurance expense	2,271
Distribution & shareholder service fees (See Note 5):
Investor Class	15,147
Institutional Class	173,707
Total expenses before recoupment	4,544,068
Fee recoupment (see Note 4)	45,629
Less: waiver from investment adviser (See Note 4)	(35)
Net expenses	4,589,662

NET INVESTMENT LOSS	(1,912,583)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	11,680,069
Securities sold short	(13,530,609)
Net change in unrealized appreciation/depreciation on:
Investments	(15,579,404)
Securities sold short	11,762,044
Net realized and unrealized loss on investments	(5,667,900)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,580,483)

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
OPERATIONS:
Net investment loss	$(1,912,583)	$(1,964,341)
Net realized gain (loss) on transactions from:
Investments	11,680,069	17,873,620
Securities sold short	(13,530,609)	(12,947,085)
Net change in unrealized appreciation/depreciation on:
Investments	(15,579,404)	10,173,594
Securities sold short	11,762,044	(16,414,651)
Net decrease in net assets resulting from operations	(7,580,483)	(3,278,863)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,472,297	2,735,752
Proceeds from reinvestment of distributions	113,712	174,927
Payments for shares redeemed	(2,214,516)	(6,177,869)
Increase (decrease) in net assets resulting
from Investor Class transactions	371,493	(3,267,190)
Institutional Class:
Proceeds from shares sold	75,436,601	82,141,980
Proceeds from reinvestment of distributions	2,657,700	3,540,704
Payments for shares redeemed	(57,273,646)	(16,265,866)
Increase in net assets resulting from Institutional Class transactions	20,820,655	69,416,818
Net increase in net assets resulting from capital share transactions	21,192,148	66,149,628

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(115,107)	(174,927)
Institutional Class	(4,886,020)	(5,332,539)
Total distributions to shareholders	(5,001,127)	(5,507,466)

TOTAL INCREASE IN NET ASSETS	8,610,538	57,363,299

NET ASSETS:
Beginning of year	121,803,785	64,440,486
End of year	$130,414,323	$121,803,785

See Notes to the Financial Statements

13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	April 30,	April 30,		April 30,	April 30,		April 30,
	2022	2021		2020	2019		2018
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$10.50	$11.68		$10.68	$10.90		$11.26

INVESTMENT OPERATIONS:
Net investment loss	(0.18)	(0.28)		(0.02)	(0.03	)(1)	(0.52)
Net realized and unrealized
gain (loss) on investments	(0.37)	(0.36	)(2)	1.17	0.55		0.65
Total from investment operations	(0.55)	(0.64)		1.15	0.52		0.13

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)
Total distributions	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)

Net asset value, end of year	$9.58	$10.50		$11.68	$10.68		$10.90

TOTAL RETURN	(5.04)%	(5.49)%		10.91%	4.96%		1.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$3.9	$3.8		$7.5	$2.6		$0.4

Ratio of expenses to average net assets:
Before expense waiver/recoupment	3.57%	3.60%		3.71%	4.16%		3.07%
After expense waiver/recoupment	3.58%	3.58%		3.59%	3.60%		2.84%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets:
Before expense waiver/recoupment	1.54%	1.57%		1.67%	2.11%		1.78%
After expense waiver/recoupment	1.55%	1.55%		1.55%	1.55%		1.55%

Ratio of net investment loss
to average net assets:
Before expense waiver/recoupment	(1.62)%	(2.14)%		(0.53)%	(0.84)%		(1.43)%
After expense waiver/recoupment	(1.63)%	(2.12)%		(0.41)%	(0.28)%		(1.20)%

Portfolio turnover rate	125%	154%		156%	123%		177%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	April 30,	April 30,		April 30,	April 30,		April 30,
	2022	2021		2020	2019		2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$10.66	$11.82		$10.81	$10.99		$11.32

INVESTMENT OPERATIONS:
Net investment loss	(0.17)	(0.17)		(0.01)	(0.00	)(1)(2)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.36)	(0.45	)(3)	1.19	0.56		0.28
Total from investment operations	(0.53)	(0.62)		1.18	0.56		0.16

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—		(0.02)	—		—
Distributions from net realized gains	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)
Total distributions	—	(0.54)		(0.17)	(0.74)		(0.49)

Net asset value, end of year	$9.76	$10.66		$11.82	$10.81		$10.99

TOTAL RETURN	(4.77)%	(5.33)%		11.10%	5.30%		1.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$126.5	$118.0		$56.9	$29.5		$45.0

Ratio of expenses to average net assets:
Before expense waiver/recoupment	3.30%	3.40%		3.39%	3.69%		2.73%
After expense waiver/recoupment	3.33%	3.42%		3.33%	3.33%		2.56%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets:
Before expense waiver/recoupment	1.27%	1.28%		1.36%	1.66%		1.47%
After expense waiver/recoupment	1.30%	1.30%		1.30%	1.30%		1.30%

Ratio of net investment loss
to average net assets:
Before expense waiver/recoupment	(1.35)%	(1.94)%		(0.21)%	(0.37)%		(1.09)%
After expense waiver/recoupment	(1.38)%	(1.96)%		(0.15)%	(0.01)%		(0.92)%

Portfolio turnover rate	125%	154%		156%	123%		177%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount rounds to less than $(0.01).
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements
April 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on December 31, 2015. The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended April 30, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended April 30, 2019, through 2022.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in

16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2022, the Fund decreased paid-in capital by $1,892,010 and increased distributable earnings by $1,892,010. This reclassification was primarily due to dividends on short positions, foreign currency and net operating losses.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,360,608	$—	$—	$113,360,608
Short-Term Investment	5,101,490	—	—	5,101,490
Total Investments in Securities	$118,462,098	$—	$—	$118,462,098

Securities Sold Short
Common Stocks	$(113,804,080)	$—	$—	$(113,804,080)
Total Securities Sold Short	$(113,804,080)	$—	$—	$(113,804,080)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the year ended April 30, 2022, the Adviser recouped expenses of $45,629 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2022 – April 2023	$33,832
May 2023 – April 2024	$ 8,614
May 2024 – April 2025	$ 35

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2022, are disclosed in the Statement of Operations as fund service fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2022, the Investor Class incurred expenses of $9,467 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements

19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended April 30, 2022, the Investor and Institutional Class incurred $5,680 and $173,707, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2022	April 30, 2021
Investor Class:
Shares sold	258,225	243,132
Shares issued to holders in reinvestment of distributions	12,565	16,227
Shares redeemed	(229,773)	(541,180)
Net increase (decrease) in Investor Class shares	41,017	(281,821)
Institutional Class:
Shares sold	7,515,170	7,388,067
Shares issued to holders in reinvestment of distributions	288,567	323,647
Shares redeemed	(5,907,072)	(1,459,687)
Net increase in Institutional Class shares	1,896,665	6,252,027
Net increase in shares outstanding	1,937,682	5,970,206

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the year ended April 30, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$161,166,630	$143,321,810

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

			Federal Income
			Tax Cost,
Aggregate Gross	Aggregate Gross		Net of Proceeds for
Appreciation	Depreciation	Net	Securities Sold Short
$8,985,394	$(24,163,164)	$(15,177,770)	$19,835,788

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$ —	$839,682	$(924,855)	$(15,177,770)	$(15,262,943)

As of April 30, 2022, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund deferred, on a tax basis, ordinary late year losses of $768,847. For taxable year ended April 30, 2022, the Fund did not plan to defer any post October losses.

The tax character of distributions paid during the year ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$ —	$5,001,127	$5,001,127

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$2,746,078	$2,761,388	$5,507,466

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2022 and April 30, 2021.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2022

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2022, National Financial Services, LLC, for the benefit of its customers, owned 72.86% of the Fund.

11.  RECENT REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

On October 28, 2020, the SEC adopted a new rule providing a comprehensive approach to the regulation of funds’ use of derivatives (“Rule 18f-4”). Rule 18f-4 requires a fund to adopt and implement a written derivatives risk management program. The program will institute a standardized risk management framework for funds, while also permitting principles-based tailoring to the fund’s particular derivatives risks. Derivatives risks include leverage, market, counterparty, liquidity, operational, and legal risks. The program must include risk guidelines, stress testing, backtesting, internal reporting and escalation, and program review elements. The Fund will be required to comply with the rule by August 19, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements, if any.

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules  of investments and securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2022

23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
April 30, 2022

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
Leonard M. Rush, CPA	Chairman,	Indefinite	38	Retired, Chief Financial	Independent Trustee,
615 E. Michigan St.	Trustee and	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
Milwaukee, WI 53202	Audit	April 2011		& Co. Incorporated	(60 Portfolios)
Year of Birth: 1946	Committee			(2000-2011).	(2012-Present).
Chairman

David A. Massart	Trustee	Indefinite	38	Partner and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Director, Beacon Pointe	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Advisors, LLC	(60 Portfolios)
Year of Birth: 1967				(since 2022); Co-Founder	(2012-Present).
and Chief Investment
Strategist, Next Generation
Wealth Management, Inc.
(2005-2021).

24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees
David M. Swanson	Trustee and	Indefinite	38	Founder and Managing	Independent Trustee,
615 E. Michigan St.	Nominating	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	& Governance	April 2011		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	Committee			(2006-Present); Executive	(7 Portfolios) (2006-
	Chairman			Vice President, Calamos	Present); Independent
				Investments (2004-2006).	Trustee, RiverNorth
Funds (3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund Inc.
(1 Portfolio) (2019-
Present); RiverNorth
Specialty Finance
Corporation
(1 Portfolio) (2018-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Opportunities Fund,
Inc. (1 Portfolio) (2015-
Present); RiverNorth
Opportunistic Municipal
Income Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Flexible Municipal
Income Fund
(2020-Present).

Robert J. Kern	Trustee	Indefinite	38	Retired (July 2018-Present);	None
615 E. Michigan St.		Term; Since		Executive Vice President,
Milwaukee, WI 53202		January		U.S. Bancorp Fund Services,
Year of Birth: 1958		2011		LLC (1994-2018).

25

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Term, Since		Fund Services, LLC
Milwaukee, WI 53202	Executive	November		(2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Compliance	April 2013		Services, LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Financial	August 2019		Services, LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

John Hadermayer	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.		Term; Since		Fund Services, LLC
Milwaukee, WI 53202		May 2022		(2022-Present). Executive
Year of Birth: 1977				Director, AQR Capital
Management, LLC (2013-2022).

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Vice President	May 2016		LLC (2002-Present).
Year of Birth: 1970		(Assistant
Treasurer);
Indefinite
Term; Since
November
2018 (Vice
President)

26

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers
Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2007-Present).
Milwaukee, WI 53202	Vice President	November
Year of Birth: 1977		2021

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2016-Present).
Milwaukee, WI 53202	Vice President	November
Year of Birth: 1993		2021

27

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2022, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2022 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

RESULTS OF SPECIAL SHAREHOLDER MEETING

On January 31, 2022, the Fund held a special shareholder meeting to consider a vote on approving a continuation of the Fund’s classification as a non-diversified Fund under Section 5(b) of the Investment Company Act of 1940 (the “1940 Act”). Section 5(b) provides that diversified funds are those that, with respect to 75% of their total assets, may not (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer be  sets forth the requirements that must be met for an investment company to be diversified. Non-diversified funds are any funds other than diversified funds. The Long-Short Fund is a non-diversified fund but has been continuously operating as a diversified fund since January 31, 2019. Rule 13a-1 under the 1940 Act provides that a non-diversified fund which operates as a diversified fund for three consecutive years shall automatically become a diversified fund. Section 13(a)(1) of the 1940 Act provides that a fund may not change its classification from diversified to non-diversified unless authorized by the vote of a majority of the outstanding voting securities of the fund.

All Fund shareholders of record at the close of business on December 20, 2021, were entitled to vote. As of the record date the Fund had 13,463,183 shares outstanding. Of the 7,051,780 Fund shares present in person or by proxy at the meeting January 31, 2022: 6,925,362 shares or 97.00% voted in favor of the proposal, 18,680 voted against and 192,861 shares abstained from voting. Accordingly, the proposal was approved.

28

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board, including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Investment Advisory Agreement, as the agreement relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays Nuance for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Nuance’s financial statements, assets under management and capitalization. In that regard, the Trustees

29

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

concluded that Nuance had sufficient resources to support the management of the Fund. the investment philosophy of the Fund’s portfolio managers, one of whom has managed the since its inception date, and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, and the Fund’s peer funds according to Morningstar classifications as compiled by Barrington Partners (the “Morningstar BP Cohort”). When reviewing the Fund’s performance against its Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Morningstar BP Cohort. The Trustees considered that the Fund outperformed its Morningstar BP Cohort average over the three-year period ended September 30, 2021, but that it underperformed the Morningstar BP Cohort average for the one-year and five-year periods ended September 30, 2021. The Trustees also considered that the Fund had underperformed its primary benchmark over the year-to-date period ended September 30, 2021 and for the one-year, three-year and five-year periods ended December 31, 2020.

Comparative Fee and Expense Data. The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement. The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar BP Cohort. The Board noted the Fund’s contractual management fee is below the Morningstar BP Cohort average. The Trustees also considered that the total expenses (after waivers) of the Fund’s Institutional Class and Investor Class are above the Morningstar BP Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2021. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. In that regard, the Trustees noted that the Fund had recouped a portion of the previously waived advisory fees during the one-year period ended September 30, 2021. The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with each strategy. The Trustees agreed to discuss the implementation of breakpoints with Nuance in one year based on the level of assets in the Fund at that time.

30

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from its relationship with the Fund. The Trustees considered that Nuance does not utilize soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund. The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

31

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CVLS

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2022 and April 30, 2021, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$45,000	$45,000
Audit-Related Fees	$0	$0
Tax Fees	$10,500	$10,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended April 30, 2022 and April 30, 2021, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title) *    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2022

By (Signature and Title)*     /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 7, 2022

* Print the name and title of each signing officer under his or her signature.